Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 30, 2023	Dec. 31, 2023	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Anne Olson(1) ($)	Compensation Actually Paid to Anne Olson(2) ($)	Summary Compensation Table Total for Mark Decker(3) ($)	Compensation Actually Paid to Mark Decker(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(4) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(4) ($)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) $ in thousands	Core FFO per Diluted Share ($)
							Total Shareholder Return(5)	Peer Group Shareholder Return(5)
2023	2,209,687	2,070,326	3,561,754	2,515,662	1,607,336	1,560,425	92	97	34,897	4.78
2022			2,012,036	(1,803,086)	921,797	108,718	94	102	(20,537)	4.43
2021			2,307,770	5,287,904	1,244,209	2,521,725	159	149	(6,457)	3.99
2020			1,675,270	2,013,950	918,138	1,071,048	100	92	(1,790)	3.78

Company Selected Measure Name			Core FFO per diluted share
Named Executive Officers, Footnote			Anne Olson was our CEO for a portion of 2023 from March 31, 2023 to December 31, 2023.Mr. Decker was our CEO during 2020, 2021, 2022, and a portion of 2023 from January 1, 2023 to March 31, 2023.Our non-PEO NEOs included: (a) Ms. Olson, who was the Chief Operating Officer and General Counsel during 2020, 2021 and 2022; (b) Mr. Kirchmann, who was the Chief Financial Officer during 2020, 2021 and a portion of 2022 from January 1, 2022 to January 10, 2022; and (c) Mr. Patel, who was the Chief Financial Officer during a portion of 2022 from January 10, 2022 to December 31, 2022 and 2023. For 2022, amounts include all compensation paid to both Mr. Kirchmann and Mr. Patel.
Peer Group Issuers, Footnote			TSR is determined based on the value of an initial fixed investment of $100. Our TSR peer group consists of the FTSE Nareit Equity Apartments Index.
PEO Total Compensation Amount				$ 2,012,036	$ 2,307,770	$ 1,675,270
PEO Actually Paid Compensation Amount				(1,803,086)	5,287,904	2,013,950
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments to be made to the Summary Compensation Table totals to determine compensation actually paid as reported in the Pay Versus Performance table. Compensation actually paid does not necessarily represent cash or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general compensation actually paid is calculated as Summary Compensation Table total compensation, adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date), and dividends paid on restricted stock units as such calculations are shown in detail in the table below. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. The following table details these adjustments.
The fair value of equity awards includes the value of restricted stock units (“RSU”), stock options, and performance-based restricted stock units (“PSU”). The measurement date fair value of RSUs was determined based on the market price of our common shares on the measurement date. The measurement date fair value of stock options was determined using a Black-Scholes valuation model. The measurement date fair value of PSUs was determined using a Monte Carlo fair value simulation model.

Year	Executives	Summary Compensation Table Total ($)	Subtract LTIP Stock Awards and Stock Option Awards ($)	Add Year-End Equity Fair Value ($)	Change in Fair Value of Prior Equity Awards ($)	Change in Fair Value of Vested Equity Awards ($)	Dividend Equivalents Paid on Vested Equity Awards ($)	Compensation Actually Paid ($)
2023	Anne Olson (PEO)	2,209,687	(1,008,431)	962,493	(26,982)	(76,287)	9,846	2,070,326
	Mark Decker (PEO)	3,561,754	(1,274,356)	49,803	(27,379)	171,239	34,601	2,515,662
	Non-PEO NEOs	1,607,336	(568,799)	539,122	(19,972)	771	1,967	1,560,425
2022	PEO	2,012,036	(1,234,306)	349,746	(2,642,404)	(394,893)	106,735	(1,803,086)
	Non-PEO NEOs	921,797	(416,117)	130,466	(454,443)	(111,155)	38,170	108,718
2021	PEO	2,307,770	(1,135,660)	2,192,188	1,659,253	183,105	81,248	5,287,904
	Non-PEO NEOs	1,244,209	(483,787)	933,871	688,858	86,341	52,233	2,521,725
2020	PEO	1,675,270	(784,668)	1,072,268	83,811	(97,318)	64,587	2,013,950
	Non-PEO NEOs	918,138	(323,471)	442,029	55,363	(55,568)	34,557	1,071,048
______________________________________

Non-PEO NEO Average Total Compensation Amount			$ 1,607,336	921,797	1,244,209	918,138
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,560,425	108,718	2,521,725	1,071,048
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments to be made to the Summary Compensation Table totals to determine compensation actually paid as reported in the Pay Versus Performance table. Compensation actually paid does not necessarily represent cash or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general compensation actually paid is calculated as Summary Compensation Table total compensation, adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date), and dividends paid on restricted stock units as such calculations are shown in detail in the table below. NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. The following table details these adjustments.
The fair value of equity awards includes the value of restricted stock units (“RSU”), stock options, and performance-based restricted stock units (“PSU”). The measurement date fair value of RSUs was determined based on the market price of our common shares on the measurement date. The measurement date fair value of stock options was determined using a Black-Scholes valuation model. The measurement date fair value of PSUs was determined using a Monte Carlo fair value simulation model.

Year	Executives	Summary Compensation Table Total ($)	Subtract LTIP Stock Awards and Stock Option Awards ($)	Add Year-End Equity Fair Value ($)	Change in Fair Value of Prior Equity Awards ($)	Change in Fair Value of Vested Equity Awards ($)	Dividend Equivalents Paid on Vested Equity Awards ($)	Compensation Actually Paid ($)
2023	Anne Olson (PEO)	2,209,687	(1,008,431)	962,493	(26,982)	(76,287)	9,846	2,070,326
	Mark Decker (PEO)	3,561,754	(1,274,356)	49,803	(27,379)	171,239	34,601	2,515,662
	Non-PEO NEOs	1,607,336	(568,799)	539,122	(19,972)	771	1,967	1,560,425
2022	PEO	2,012,036	(1,234,306)	349,746	(2,642,404)	(394,893)	106,735	(1,803,086)
	Non-PEO NEOs	921,797	(416,117)	130,466	(454,443)	(111,155)	38,170	108,718
2021	PEO	2,307,770	(1,135,660)	2,192,188	1,659,253	183,105	81,248	5,287,904
	Non-PEO NEOs	1,244,209	(483,787)	933,871	688,858	86,341	52,233	2,521,725
2020	PEO	1,675,270	(784,668)	1,072,268	83,811	(97,318)	64,587	2,013,950
	Non-PEO NEOs	918,138	(323,471)	442,029	55,363	(55,568)	34,557	1,071,048
______________________________________

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Important Financial Performance Measures
Total shareholder return
Core FFO per diluted share
Same-store NOI growth
Adjusted EBITDA margin

Total Shareholder Return Amount			$ 92	94	159	100
Peer Group Total Shareholder Return Amount			97	102	149	92
Net Income (Loss)			$ 34,897,000	$ (20,537,000)	$ (6,457,000)	$ (1,790,000)
Company Selected Measure Amount | $ / shares			4.78	4.43	3.99	3.78
PEO Name	Mr. Decker	Anne Olson		Mr. Decker	Mr. Decker	Mr. Decker
Measure:: 1
Pay vs Performance Disclosure
Name			Total shareholder return
Measure:: 2
Pay vs Performance Disclosure
Name			Core FFO per diluted share
Measure:: 3
Pay vs Performance Disclosure
Name			Same-store NOI growth
Measure:: 4
Pay vs Performance Disclosure
Name			Adjusted EBITDA margin
Anne Olson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 2,209,687
PEO Actually Paid Compensation Amount			2,070,326
Mark Decker [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,561,754	$ 2,012,036	$ 2,307,770	$ 1,675,270
PEO Actually Paid Compensation Amount			2,515,662	(1,803,086)	5,287,904	2,013,950
PEO | Adjustment, Subtract LTIP Stock Awards And Stock Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,234,306)	(1,135,660)	(784,668)
PEO | Adjustment, Add Year-End Equity Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				349,746	2,192,188	1,072,268
PEO | Adjustment, Change In Fair Value Of Prior Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,642,404)	1,659,253	83,811
PEO | Adjustment, Change In Fair Value Of Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(394,893)	183,105	(97,318)
PEO | Adjustment, Dividend Equivalents Paid On Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				106,735	81,248	64,587
PEO | Anne Olson [Member] | Adjustment, Subtract LTIP Stock Awards And Stock Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,008,431)
PEO | Anne Olson [Member] | Adjustment, Add Year-End Equity Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			962,493
PEO | Anne Olson [Member] | Adjustment, Change In Fair Value Of Prior Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(26,982)
PEO | Anne Olson [Member] | Adjustment, Change In Fair Value Of Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(76,287)
PEO | Anne Olson [Member] | Adjustment, Dividend Equivalents Paid On Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,846
PEO | Mark Decker [Member] | Adjustment, Subtract LTIP Stock Awards And Stock Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,274,356)
PEO | Mark Decker [Member] | Adjustment, Add Year-End Equity Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			49,803
PEO | Mark Decker [Member] | Adjustment, Change In Fair Value Of Prior Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(27,379)
PEO | Mark Decker [Member] | Adjustment, Change In Fair Value Of Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			171,239
PEO | Mark Decker [Member] | Adjustment, Dividend Equivalents Paid On Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			34,601
Non-PEO NEO | Adjustment, Subtract LTIP Stock Awards And Stock Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(568,799)	(416,117)	(483,787)	(323,471)
Non-PEO NEO | Adjustment, Add Year-End Equity Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			539,122	130,466	933,871	442,029
Non-PEO NEO | Adjustment, Change In Fair Value Of Prior Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(19,972)	(454,443)	688,858	55,363
Non-PEO NEO | Adjustment, Change In Fair Value Of Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			771	(111,155)	86,341	(55,568)
Non-PEO NEO | Adjustment, Dividend Equivalents Paid On Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 1,967	$ 38,170	$ 52,233	$ 34,557